SHARE-BASED PAYMENTS - Black-Scholes (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Y	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 USD ($) Y	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement
Stock options life | Y	5
Stock options
Disclosure of terms and conditions of share-based payment arrangement
Grant date fair value		$ 3.1		$ 1.6	$ 2,200,000	$ 1,200,000
Expected volatility, share options granted	48.00%		50.00%
Stock options life | Y	5		5
Risk free interest rate of share options granted			3.50%
Dividends | $	$ 0		$ 0
Stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement
Share price at grant date | $ / shares		$ 13.1		$ 5.13
Risk free interest rate of share options granted	2.70%
Stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement
Share price at grant date | $ / shares		$ 17.8
Risk free interest rate of share options granted	3.00%